Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 26	£ 15	£ 17
Other interest income	9	3	4
Foreign exchange gain	0	0	4
Fair value gain on forward foreign exchange contracts held for trading	0	0	1,043
Total	£ 35	£ 18	£ 1,068